Contingency and Capital Commitments - Nominal Amounts of Undrawn Loan Commitments and Financial Guarantees and Other Credit-Related Contingent Liabilities (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2022	Mar. 31, 2021
Disclosure of contingent liabilities [Line Items]
Nominal amounts	¥ 322,705,361	¥ 306,504,818
Loan commitments [member]
Disclosure of contingent liabilities [Line Items]
Nominal amounts	73,246,384	71,677,806
Financial guarantees and other credit-related contingent liabilities [Member]
Disclosure of contingent liabilities [Line Items]
Nominal amounts	11,722,240	9,872,696
Loan commitments and financial guarantees and other credit-related contingent liabilities [Member]
Disclosure of contingent liabilities [Line Items]
Nominal amounts	¥ 84,968,624	¥ 81,550,502